Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	$ 105,664,618	$ 172,580,609
Liabilities:
Warrant Liabilities – Public Warrants	1,035,000	5,180,136
Level 3 [Member]
Liabilities:
Warrant Liabilities – Private Placement Warrants	624,000	3,131,574
Working Capital Loan	$ 528,300